                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-1704

                     (Investment Company Act File Number)

                    Federated American Leaders Fund, Inc.
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 3/31/05

             Date of Reporting Period: Fiscal year ended 3/31/05

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.

Established 1969

36TH ANNUAL SHAREHOLDER REPORT

March 31, 2005

Class A Shares
Class B Shares
Class C Shares
Class F Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$23.56		$17.23		$23.41		$23.68		$24.74
Income From Investment Operations:
Net investment income	0.26		0.24		0.23		0.17		0.25
Net realized and unrealized gain (loss) on investments	0.98		6.33		(6.19)		(0.06)		(0.28)
TOTAL FROM INVESTMENT OPERATIONS	1.24		6.57		(5.96)		0.11		(0.03)
Less Distributions:
Distributions from net investment income	(0.34)		(0.24)		(0.22)		(0.14)		(0.24)
Distributions from net realized gain on investments	--		--		--		(0.24)		(0.79)
TOTAL DISTRIBUTIONS	(0.34)		(0.24)		(0.22)		(0.38)		(1.03)
Net Asset Value, End of Period	$24.46		$23.56		$17.23		$23.41		$23.68
Total Return [1]	5.29	% [2]	38.28%		(25.50)%		0.42%		(0.17)%

Ratios to Average Net Assets:
Expenses	1.16	% [3]	1.21	% [3]	1.18	% [3]	1.12%		1.16%
Net investment income	1.11%		1.12%		1.13%		0.73%		1.04%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,577,454		$1,562,277		$1,139,851		$1,626,954		$1,648,584
Portfolio turnover	58%		29%		25%		30%		23%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return. (See Notes to Financial Statements, Note 5.)

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the years ended March 31, 2005, 2004, and 2003 are 1.16%, 1.19%, and 1.17%, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$23.61		$17.22		$23.28		$23.59		$24.67
Income From Investment Operations:
Net investment income (loss)	0.11		0.09		0.07		(0.01)		0.07
Net realized and unrealized gain (loss) on investments	0.96		6.31		(6.13)		(0.06)		(0.28)
TOTAL FROM INVESTMENT OPERATIONS	1.07		6.40		(6.06)		(0.07)		(0.21)
Less Distributions:
Distributions from net investment income	(0.16)		(0.01)		--		--		(0.08)
Distributions from net realized gain on investments	--		--		--		(0.24)		(0.79)
TOTAL DISTRIBUTIONS	(0.16)		(0.01)		--		(0.24)		(0.87)
Net Asset Value, End of Period	$24.52		$23.61		$17.22		$23.28		$23.59
Total Return [1]	4.52	% [2]	37.19%		(26.03)%		(0.36)%		(0.90)%

Ratios to Average Net Assets:
Expenses	1.92	% [3]	1.96	% [3]	1.93	% [3]	1.87%		1.91%
Net investment income (loss)	0.34%		0.38%		0.38%		(0.02)%		0.31%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$798,138		$991,586		$850,023		$1,421,563		$1,510,064
Portfolio turnover	58%		29%		25%		30%		23%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return. (See Notes to Financial Statements, Note 5.)

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the years ended March 31, 2005, 2004, and 2003 are 1.92%, 1.94%, and 1.92%, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$23.63		$17.22		$23.29		$23.60		$24.68
Income From Investment Operations:
Net investment income (loss)	0.09		0.09		0.07		(0.01)		0.07
Net realized and unrealized gain (loss) on investments	0.97		6.33		(6.14)		(0.06)		(0.27)
TOTAL FROM INVESTMENT OPERATIONS	1.06		6.42		(6.07)		(0.07)		(0.20)
Less Distributions:
Distributions from net investment income	(0.16)		(0.01)		--		--		(0.09)
Distributions from net realized gain on investments	--		--		--		(0.24)		(0.79)
TOTAL DISTRIBUTIONS	(0.16)		(0.01)		--		(0.24)		(0.88)
Net Asset Value, End of Period	$24.53		$23.63		$17.22		$23.29		$23.60
Total Return [1]	4.48	% [2]	37.26%		(26.06)%		(0.36)%		(0.88)%

Ratios to Average Net Assets:
Expenses	1.93	% [3]	1.96	% [3]	1.93	% [3]	1.87%		1.91%
Net investment income (loss)	0.33%		0.37%		0.38%		(0.02)%		0.29%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$121,085		$126,806		$105,820		$168,012		$176,693
Portfolio turnover	58%		29%		25%		30%		23%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return. (See Notes to Financial Statements, Note 5.)

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio for the years ended March 31, 2005, 2004, and 2003 are 1.93%, 1.94%, and 1.92%, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$23.53		$17.21		$23.37		$23.65		$24.71
Income From Investment Operations:
Net investment income	0.28		0.25		0.25		0.18		0.27
Net realized and unrealized gain (loss) on investments	0.95		6.31		(6.19)		(0.08)		(0.30)
TOTAL FROM INVESTMENT OPERATIONS	1.23		6.56		(5.94)		0.10		(0.03)
Less Distributions:
Distributions from net investment income	(0.34)		(0.24)		(0.22)		(0.14)		(0.24)
Distributions from net realized gain on investments	--		--		--		(0.24)		(0.79)
TOTAL DISTRIBUTIONS	(0.34)		(0.24)		(0.22)		(0.38)		(1.03)
Net Asset Value, End of Period	$24.42		$23.53		$17.21		$23.37		$23.65
Total Return [1]	5.27	% [2]	38.29%		(25.46)%		0.37%		(0.17)%

Ratios to Average Net Assets:
Expenses	1.16	% [3]	1.19	% [3]	1.18	% [3]	1.12%		1.16%
Net investment income	1.11%		1.15%		1.13%		0.73%		1.07%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$66,364		$71,908		$57,804		$95,918		$104,302
Portfolio turnover	58%		29%		25%		30%		23%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.05% on total return. (See Notes to Financial Statements, Note 5.)

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the years ended March 31, 2005, 2004, and 2003 are 1.15%, 1.17%, and 1.17%, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 3/31/2005		Period Ended 3/31/2004	[1]
Net Asset Value, Beginning of Period	$23.57		$17.74
Income From Investment Operations:
Net investment income	0.17		0.13
Net realized and unrealized gain on investments	0.95		5.85
TOTAL FROM INVESTMENT OPERATIONS	1.12		5.98
Less Distributions:
Distributions from net investment income	(0.23)		(0.15)
Net Asset Value, End of Period	$24.46		$23.57
Total Return [2]	4.78	% [3]	33.76%

Ratios to Average Net Assets:
Expenses	1.63	% [4]	1.66	% [4,5]
Net investment income	0.64%		0.54	% [5]
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [5,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,095		$3,082
Portfolio turnover	58%		29	% [8]

1 Reflects operations for the period from April 8, 2003 (start of performance) to March 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return. (See Notes to Financial Statements, Note 5.)

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the year ended March 31, 2005 and period ended March 31, 2004 are 1.63% and 1.64%, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended March 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2004	Ending Account Value 3/31/2005	Expenses Paid During Period [1]
Actual:
Class A	$1,000	$1,071.10	$ 5.99
Class B	$1,000	$1,067.40	$ 9.95
Class C	$1,000	$1,067.00	$10.00
Class F	$1,000	$1,070.80	$ 5.99
Class K	$1,000	$1,068.40	$ 8.41
Hypothetical (assuming a 5% return before expenses):
Class A	$1,000	$1,019.15	$ 5.84
Class B	$1,000	$1,015.31	$ 9.70
Class C	$1,000	$1,015.26	$ 9.75
Class F	$1,000	$1,019.15	$ 5.84
Class K	$1,000	$1,016.80	$ 8.20

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A	1.16%
Class B	1.93%
Class C	1.94%
Class F	1.16%
Class K	1.63%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month period ended March 31, 2005 was 5.29% for Class A Shares, 4.52% for Class B Shares, 4.48% for Class C Shares, 5.27% for Class F Shares, and 4.78% for Class K Shares. The total return of the S&P 500 Barra Value Index, the fund's benchmark was 9.22% during the 12-month reporting period. 1 The fund's total return reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the fund's benchmark.

The fund's investment strategy focused on: (a) identifying good long-term values through disciplined investing and careful investment research; (b) the selection of securities which are trading at discounts to their historic relationships to the market as well as their expected growth; (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the allocation of the portfolio among different sectors. These were the most significant factors affecting the fund's performance relative to the fund's benchmark.

For purposes of the following, the discussion will focus on the performance of the fund's Class A Shares.

MARKET OVERVIEW

During the reporting period, the market climbed the proverbial "wall of worry." Headwinds facing the market included higher energy prices, as oil prices rose from the mid $30's to the mid $50's per barrel. Interest rates were volatile, going through several cycles of rising rates and falling rates. Even the Federal Reserve Chairman referred to the bond market as a "conundrum." During the reporting period, the Federal Reserve Board increased the Fed Funds Target Rate seven times from 1.00% to 2.75%. Inflation expectations, while relatively unchanged over the reporting period, were volatile as well. As such, the market struggled with this tightening of monetary policy. The yield curve flattened dramatically over this period of time, as the bond market began to discount a slowing economy. What is interesting is that given this backdrop, the stock market saw outperformance by an eclectic group of sectors. Traditionally cyclical sectors such as Energy, Industrials and Materials outperformed. Interestingly, traditional defensive sectors like Healthcare, Consumer Staples and Utilities outperformed as well.

1 S&P 500 Barra Value Index is an unmanaged market capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index.

SECURITY SELECTION

Security selection during the reporting period was generally disappointing. This disappointment appears to reflect the greater than expected performance of the traditionally cyclical Energy and Industrial sectors, where our more stable, high- quality positions underperformed their sector peers by wide margins. In the Financial and Healthcare sectors, security selection suffered due to company specific issues in certain insurance, mortgage finance, and pharmaceutical companies. On the positive side, security selection in the Information Technology and Telecommunications sectors was positive for the reporting period.

SECTOR SELECTION

Sector selection during the reporting period was mixed, but in total was a net positive for the performance of the fund. In Energy, where we were underweighted in the sector early in the reporting period but steadily built positions over the last six months of the reporting period, our sector positioning was a net positive for the entire period. In the Financial sector, our consistent underweight in the sector during the reporting period was a net positive from a sector standpoint. In the Industrial sector we were generally overweighted the group which helped the fund from a sector standpoint. Other sectors that detracted from fund performance included Information Technology, where we were overweighted an underperforming sector, and Utilities where we were underweighted an outperforming sector.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/Barra Value) 2 and the Lipper Large-Cap Value Average (LLCVA). 2

Average Annual Total Return [3] for the Period Ended 3/31/2005
1 Year	(0.49)%
5 Years	0.54%
10 Years	9.53%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Barra Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Barra Value is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

3 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class B Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/Barra Value) 2 and the Lipper Large-Cap Value Average (LLCVA). 2

Average Annual Total Return [3] for the Period Ended 3/31/2005
1 Year	(0.98)%
5 Years	0.54%
10 Years	9.49%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Barra Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Barra Value is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charge.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class C Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/Barra Value) 2 and the Lipper Large-Cap Value Average (LLCVA). 2

Average Annual Total Return [3] for the Period Ended 3/31/2005
1 Year	2.44%
5 Years	0.72%
10 Years	9.21%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/BarraValue and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Barra Value is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class F Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/Barra Value) 2 and the Lipper Large-Cap Value Average (LLCVA). 2

Average Annual Total Return [3] for the Period Ended 3/31/2005
1 Year	3.21%
5 Years	1.48%
10 Years	10.02%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be applied to any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Barra Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Barra Value is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class K Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/Barra Value) 2 and the Lipper Large-Cap Value Average (LLCVA). 2 The Fund's Class K Shares commenced operations on April 8, 2003. For the periods prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares.

Average Annual Total Return for the Period Ended 3/31/2005
1 Year	4.78%
5 Years	1.21%
10 Years	9.63%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Barra Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Barra Value is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

Portfolio of Investments Summary Table

At March 31, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Investments [2]
Financials	35.6%
Consumer Discretionary	12.6%
Energy	10.3%
Information Technology	7.7%
Healthcare	7.4%
Industrials	6.3%
Consumer Staples	6.1%
Telecommunication Services	4.8%
Utilities	4.6%
Materials	1.9%
Cash Equivalents [3]	2.7%
TOTAL	100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents includes any investments in money market mutual funds and overnight repurchase agreements.

Portfolio of Investments

March 31, 2005

Shares			Value
		COMMON STOCKS--96.4%
		Consumer Discretionary--12.5%
681,100	[1]	Comcast Corp., Class A	$22,748,740
1,757,300		Gap (The), Inc.	38,379,432
1,508,800	[1]	Goodyear Tire & Rubber Co.	20,142,480
746,000		Home Depot, Inc.	28,527,040
2,384,000		Interpublic Group Cos., Inc.	29,275,520
455,000		Johnson Controls, Inc.	25,370,800
968,000		Mattel, Inc.	20,666,800
1,233,900		McDonald's Corp.	38,423,646
1,469,800		News Corp., Inc.	24,869,016
468,200		Philips Electronics NV, ADR	12,884,864
2,338,800	[1]	Time Warner, Inc.	41,045,940
601,148		Viacom, Inc., Class B	20,937,985
		TOTAL	323,272,263
		Consumer Staples--6.0%
1,038,100		Altria Group, Inc.	67,881,359
811,500		SUPERVALU, Inc.	27,063,525
1,290,000	[1]	Safeway Inc.	23,903,700
2,209,200		Tyson Foods, Inc., Class A	36,849,456
		TOTAL	155,698,040
		Energy--10.2%
628,000		Apache Corp.	38,452,440
887,700		BP PLC, ADR	55,392,480
1,395,000		ChevronTexaco Corp.	81,342,450
1,240,400		Exxon Mobil Corp.	73,927,840
113,400		Total SA, Class B, ADR	13,293,882
		TOTAL	262,409,092
		Financials--35.3%
967,300		Ace Ltd.	39,920,471
1,323,200		Allstate Corp.	71,532,192
790,700		American International Group, Inc.	43,812,687
1,852,000		Bank of America Corp.	81,673,200
864,900		Citigroup, Inc.	38,868,606
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
1,013,700		Freddie Mac	$64,065,840
475,500		Fannie Mae	25,890,975
639,700		Fifth Third Bancorp	27,494,306
240,200		Goldman Sachs Group, Inc.	26,419,598
572,500		Hartford Financial Services Group, Inc.	39,250,600
1,449,500		J.P. Morgan Chase & Co.	50,152,700
684,000		MBIA Inc.	35,759,520
1,568,700		MBNA Corp.	38,511,585
680,500		MetLife, Inc.	26,607,550
1,377,200		Morgan Stanley	78,844,700
719,700		Nationwide Financial Services, Inc., Class A	25,837,230
1,150,900		New York Community Bancorp, Inc.	20,900,344
652,600		RenaissanceRe Holdings Ltd.	30,476,420
885,100		U.S. Bancorp	25,508,582
1,038,500		Wachovia Corp.	52,870,035
1,115,700		Wells Fargo & Co.	66,718,860
		TOTAL	911,116,001
		Healthcare--7.4%
588,200		Abbott Laboratories	27,421,884
641,700		AmerisourceBergen Corp.	36,762,993
768,700		Baxter International, Inc.	26,120,426
336,700	[1]	Biogen Idec, Inc.	11,619,517
190,100		HCA - The Healthcare Corp.	10,183,657
1,205,200		McKesson HBOC, Inc.	45,496,300
1,255,400		Pfizer, Inc.	32,979,358
		TOTAL	190,584,135
		Industrials--6.2%
289,600		Eaton Corp.	18,939,840
740,400		Masco Corp.	25,669,668
530,220		Northrop Grumman Corp.	28,621,275
205,500		Parker-Hannifin Corp.	12,519,060
2,217,100		Tyco International Ltd.	74,937,980
		TOTAL	160,687,823
Shares			Value
		COMMON STOCKS--continued
		Information Technology--7.6%
533,000		Analog Devices, Inc.	$19,262,620
1,529,200	[1]	Applied Materials, Inc.	24,849,500
1,682,500	[1]	BMC Software, Inc.	25,237,500
11,677		Computer Associates International, Inc.	316,447
295,300		International Business Machines Corp.	26,984,514
1,678,800		Intel Corp.	38,998,524
1,012,500		Microsoft Corp.	24,472,125
1,567,975		Motorola, Inc.	23,472,586
370,600	[1]	SunGard Data Systems, Inc.	12,785,700
		TOTAL	196,379,516
		Materials--1.9%
644,600		Alcoa, Inc.	19,589,394
394,800		PPG Industries, Inc.	28,236,096
		TOTAL	47,825,490
		Telecommunication Services--4.7%
478,600		BellSouth Corp.	12,582,394
1,323,200		SBC Communications, Inc.	31,346,608
1,091,100		Sprint Corp.	24,822,525
1,133,742		Verizon Communications	40,247,841
497,900		Vodafone Group PLC, ADR	13,224,224
		TOTAL	122,223,592
		Utilities--4.6%
994,500		American Electric Power Co., Inc.	33,872,670
1,208,400		Edison International	41,955,648
1,841,000		NiSource, Inc.	41,956,390
		TOTAL	117,784,708
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,146,625,966)	2,487,980,660
Principal Amount			Value
		REPURCHASE AGREEMENT--2.6%
$68,103,000		Interest in $1,740,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.90%, dated 3/31/2005, to be repurchased at $68,108,486 on 4/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/24/2025, collateral market value $1,774,943,868 (at amortized cost)	$68,103,000
		TOTAL INVESTMENTS--99.0% (IDENTIFIED COST $2,214,728,966) [2]	2,556,083,660
		OTHER ASSETS AND LIABILITIES - NET--1.0%	25,052,557
		TOTAL NET ASSETS--100%	$2,581,136,217

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $2,218,185,574.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2005

Assets:
Total investments in securities, at value (identified cost $2,214,728,966)		$2,556,083,660
Cash		17,880
Income receivable		3,409,544
Receivable for investments sold		56,564,985
Receivable for shares sold		1,809,648
TOTAL ASSETS		2,617,885,717
Liabilities:
Payable for investments purchased	$29,522,511
Payable for shares redeemed	4,868,561
Payable for distribution service fee (Note 5)	606,246
Payable for shareholder services fee (Note 5)	553,445
Accrued expenses	1,198,737
TOTAL LIABILITIES		36,749,500
Net assets for 105,437,632 shares outstanding		$2,581,136,217
Net Assets Consist of:
Paid-in capital		$2,131,390,458
Net unrealized appreciation of investments		341,354,694
Accumulated net realized gain on investments		104,958,146
Undistributed net investment income		3,432,919
TOTAL NET ASSETS		$2,581,136,217
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,577,454,368 ÷ 64,490,848 shares outstanding), $0.20 par value, 125,000,000 shares authorized		$24.46
Offering price per share (100/94.50 of $24.46) [1]		$25.88
Redemption proceeds per share		$24.46
Class B Shares:
Net asset value per share ($798,138,266 ÷ 32,553,385 shares outstanding), $0.20 par value, 125,000,000 shares authorized		$24.52
Offering price per share		$24.52
Redemption proceeds per share (94.50/100 of $24.52) [1]		$23.17
Class C Shares:
Net asset value per share ($121,084,556 ÷ 4,936,451 shares outstanding), $0.20 par value, 125,000,000 shares authorized		$24.53
Offering price per share (100/99.00 of $24.53) [1]		$24.78
Redemption proceeds per share (99.00/100 of $24.53) [1]		$24.28
Class F Shares:
Net asset value per share ($66,364,448 ÷ 2,717,283 shares outstanding), $0.20 par value, 125,000,000 shares authorized		$24.42
Offering price per share (100/99.00 of $24.42) [1]		$24.67
Redemption proceeds per share (99.00/100 of $24.42) [1]		$24.18
Class K Shares:
Net asset value per share ($18,094,579 ÷ 739,665 shares outstanding), $0.20 par value, 125,000,000 shares authorized		$24.46
Offering price per share		$24.46
Redemption proceeds per share		$24.46

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2005

Investment Income:
Dividends (including $184,700 received from affiliated issuers and net of foreign taxes withheld of $172,809) (Note 5)			$58,767,982
Interest			832,028
TOTAL INCOME			59,600,010
Expenses:
Investment adviser fee (Note 5)		$17,223,105
Administrative personnel and services fee (Note 5)		2,112,892
Custodian fees		118,278
Transfer and dividend disbursing agent fees and expenses-- Class A Shares (Note 5)		2,227,965
Transfer and dividend disbursing agent fees and expenses-- Class B Shares (Note 5)		1,357,557
Transfer and dividend disbursing agent fees and expenses-- Class C Shares (Note 5)		201,168
Transfer and dividend disbursing agent fees and expenses-- Class F Shares (Note 5)		95,663
Transfer and dividend disbursing agent fees and expenses-- Class K Shares (Note 5)		32,074
Directors'/Trustees' fees		27,636
Auditing fees		22,094
Legal fees		11,189
Portfolio accounting fees		207,883
Distribution services fee--Class B Shares (Note 5)		6,553,754
Distribution services fee--Class C Shares (Note 5)		918,580
Distribution services fee--Class K Shares (Note 5)		45,376
Shareholder services fee--Class A Shares (Note 5)		3,899,338
Shareholder services fee--Class B Shares (Note 5)		2,184,585
Shareholder services fee--Class C Shares (Note 5)		306,193
Shareholder services fee--Class F Shares (Note 5)		170,719
Share registration costs		118,847
Printing and postage		347,783
Insurance premiums		43,382
Taxes		143,280
Miscellaneous		5,130
TOTAL EXPENSES		38,374,471
Waivers, Reimbursements, and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(936)
Waiver of administrative personnel and services fee	(105,753)
Reimbursement of other operating expenses	(13,723)
Fees paid indirectly from directed brokerage arrangements	(141,004)
TOTAL WAIVER, REIMBURSEMENT, AND EXPENSE REDUCTION		(261,416)
Net expenses			38,113,055
Net investment income			21,486,955
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			290,610,091
Net increase due to reimbursement from adviser (Note 5)			1,189,853
Net change in unrealized appreciation of investments			(188,238,838)
Net realized and unrealized gain on investments			103,561,106
Change in net assets resulting from operations			$125,048,061

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,486,955	$20,685,063
Net realized gain on investments	290,610,091	105,745,346
Net increase due to reimbursement from adviser (Note 5)	1,189,853	--
Net change in unrealized appreciation/depreciation of investments	(188,238,838)	669,037,049
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	125,048,061	795,467,458
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(22,305,803)	(15,899,658)
Class B Shares	(5,509,305)	(590,009)
Class C Shares	(798,402)	(32,631)
Class F Shares	(972,221)	(776,991)
Class K Shares	(111,854)	(8,816)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,697,585)	(17,308,105)
Share Transactions:
Proceeds from sale of shares	311,509,349	581,491,306
Net asset value of shares issued to shareholders in payment of distributions declared	26,445,459	15,116,576
Cost of shares redeemed	(607,828,882)	(772,605,275)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(269,874,074)	(175,997,393)
Change in net assets	(174,523,598)	602,161,960
Net Assets:
Beginning of period	2,755,659,815	2,153,497,855
End of period (including undistributed net investment income of $3,432,919 and $11,641,818, respectively)	$2,581,136,217	$2,755,659,815

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2005

1. ORGANIZATION

Federated American Leaders Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, and Class K Shares. The investment objective of the Fund is to seek growth of capital and income by concentrating the area of investment decision in the securities of high-quality companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution, and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended March 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,184,317	$217,635,286	22,544,163	$454,884,208
Shares issued to shareholders in payment of distributions declared	825,669	19,887,469	651,097	13,926,834
Shares redeemed	(11,830,686)	(280,128,187)	(23,037,928)	(467,246,739)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,820,700)	$(42,605,432)	157,332	$1,564,303

Year Ended March 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,216,012	$52,369,796	4,225,384	$88,950,382
Shares issued to shareholders in payment of distributions declared	207,094	5,036,190	23,335	538,780
Shares redeemed	(11,862,061)	(281,082,574)	(11,628,622)	(247,272,066)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(9,438,955)	$(223,676,588)	(7,379,903)	$(157,782,904)

Year Ended March 31	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	949,085	$22,640,939	1,457,383	$29,916,303
Shares issued to shareholders in payment of distributions declared	25,716	626,487	1,090	25,189
Shares redeemed	(1,405,331)	(33,311,283)	(2,236,071)	(46,057,155)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(430,530)	$(10,043,857)	(777,598)	$(16,115,663)

Year Ended March 31	2005		2004
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	126,736	$2,984,893	229,657	$4,712,072
Shares issued to shareholders in payment of distributions declared	32,603	783,632	28,881	616,958
Shares redeemed	(498,634)	(11,820,343)	(561,604)	(11,793,487)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(339,295)	$(8,051,818)	(303,066)	$(6,464,457)

	Year Ended 3/31/2005		Period Ended 3/31/2004 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	666,133	$15,878,435	140,906	$3,028,341
Shares issued to shareholders in payment of distributions declared	4,554	111,681	391	8,815
Shares redeemed	(61,810)	(1,486,495)	(10,509)	(235,828)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	608,877	$14,503,621	130,788	$2,801,328
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(11,420,603)	$(269,874,074)	(8,172,447)	$(175,997,393)

1 Reflects operations for the period from April 8, 2003 (start of performance) to March 31, 2004.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for the reclass of distributions from income to long-term gains.

For the year ended March 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain
$1,731	$(1,731)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$29,697,585	$17,308,105

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,432,918
Undistributed long-term capital gain	$108,414,755
Net unrealized appreciation	$337,898,086

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At March 31, 2005, the cost of investments for federal tax purposes was $2,218,185,574. The net unrealized appreciation of investments for federal tax purposes was $337,898,086. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $387,076,626 and net unrealized depreciation from investments for those securities having an excess of cost over value of $49,178,540.

The Fund used capital loss carryforwards of $184,307,372 to offset taxable capital gains realized during the year ended March 31, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $184,700 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended March 31, 2005, FSC retained $124,912 of fees paid by the Fund.

Sales Charges

For the year ended March 31, 2005, FSC retained $314,182 in sales charges from the sale of Class A Shares, $5,134 from the sale of Class C Shares, and $136 from the sale of F Shares. FSC also retained $4,877 of contingent deferred sales charges relating to redemptions of Class A Shares, $9,059 relating to redemptions of Class C Shares, and $3,036 relating to redemptions of Class F Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended March 31, 2005, FSSC retained $798,046 of fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $951,813, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended March 31, 2005, the Fund's expenses were reduced by $141,004 under these arrangements.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $1,203,576. Of this amount, $13,723 relates to the reimbursement of operating expenses for fees received by Federated from assets invested as a result of frequent trading arrangements; and $1,189,853 relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended March 31, 2005, were as follows:

Purchases	$1,514,301,365
Sales	$1,852,489,897

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended March 31, 2005, 100% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended March 31, 2005, 95.47% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS AND THE SHAREHOLDERS OF FEDERATED AMERICAN LEADERS FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated American Leaders Fund, Inc. (the "Fund") as of March 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated American Leaders Fund, Inc. as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
May 18, 2005

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Fund comprised one portfolio, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: July 1968	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: October 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist, and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1969	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1976	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania, and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400
Cusip 313914509

8042504 (5/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $18,631

                  Fiscal year ended 2004 - $16,476

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $18,530

                  Fiscal year ended 2004 - $12,240

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $60,181 and
      $16,493 respectively.  Fiscal year ended 2005 - Attestation services relating to the review of fund share transactions and Transfer Agent
      Service Auditors report. Fiscal year ended 2004 - Design of Sarbanes
      Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,089 and
      $205,000 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $14,013 and
      $84,051 respectively.  Fiscal year ended 2005 - Executive compensation analysis and discussions with auditor related to market timing and late trading activities.  Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies and executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.
The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all
Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by
                  the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management
                  and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or
                  under common control with the investment adviser that
                  provides ongoing services to the registrant to its
                  accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant  at the time of the engagement to be
                  non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such
                  approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or
Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2005 - $218,241

                  Fiscal year ended 2004 - $159,399

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated American Leaders Fund, Inc.

By          /S/  Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Dated       May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        May 25, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        May 25, 2005